Equity Method Investment and Related Party Transaction (Details) - Subsidiaries [Member] - USD ($)	Oct. 07, 2019	Jun. 30, 2020
Equity Method Investment and Related Party Transaction (Textual)
Convertible into shares of common stock per share	$ 1.232
Preferred stock purchased shares	203,000
Preferred stock purchased share value	$ 250,000
Carrying value of our initial investment		$ 250,000
Equity loss of investee		$ 3,692